Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 04, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 04, 2025
American Beacon Ninety One Global Franchise Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, for the periods indicated. The Fund acquired the Ninety One Global Franchise Fund, a series of The Advisors’ Inner Circle Fund III (“Predecessor Fund”), in a reorganization that closed on November 15, 2024. In connection with that reorganization,  the R5 Class shares of the Fund have adopted the performance history and financial statements of the I Shares of the Predecessor Fund, and the  Y Class shares of the Fund have adopted the performance history and financial statements of the A Shares of the Predecessor Fund.

The bar chart and the table below show the performance of the Fund’s R5 Class shares for all periods. In the bar chart and table below, the performance of the Fund’s   R5 Class shares for periods prior to November 18, 2024 reflects the returns of the Predecessor Fund’s I Shares. In the table below, the performance of the Fund’s Y Class shares for periods prior to November 18, 2024 reflects the returns of the Predecessor Fund’s I Shares for periods prior to September 28, 2018, and the returns of the Predecessor Fund’s A Shares thereafter. The performance of the Fund’s Y Class shares differs from the performance of the A Shares of the Predecessor Fund to the extent that the performance of the A Shares reflected the deduction of applicable sales charges for applicable periods.

In addition, with respect to the Y Class shares, for the period from December 11, 2017 through September 27, 2018, the A Shares of the Predecessor Fund would have had similar annual returns to the I Shares of the Predecessor Fund because the shares of each class represent investments in the same portfolio securities. However, the I Shares of the Predecessor Fund had different expenses than the A Shares of the Predecessor Fund, which would affect performance. To the extent that the I Shares of the Predecessor Fund had lower expenses than the A Shares of the Predecessor Fund, the performance of the I Shares of the Predecessor Fund would likely have been higher than the performance the A Shares of the Predecessor Fund would have realized during the same period. The performance of the Fund’s Y Class shares shown in the table has not been adjusted for differences in operating expenses between the Predecessor Fund’s A Shares and I Shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

A.	In the first row of the second table, the heading entitled “Since Inception (09/28/2018)” is deleted and replaced with “Since Inception (12/11/2017)”.

B.	In the third table, the column with the heading “Since Inception (From Inception Date of Y Class Shares) (09/28/2018)” is deleted in its entirety.

C.	In the first row of the third table, the heading entitled “Since Inception (From Inception Date of R5 Class and R6 Class Shares) (12/11/2017)” is deleted and replaced with “Since Inception (12/11/2017)”.